Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2021
Financial Instruments [Abstract]
Schedule of financial assets
The carrying amounts of the Company’s financial instruments by category were as follows:

	2021
Asset (liability)	Financial assets at amortized cost	Fair value through profit or loss	Derivatives used for hedging	Financial liabilities at amortized cost	Total
Cash and cash equivalents	$744	$—	$—	$—	$744
Accounts receivable	3,111	—	—	—	3,111
Investments	—	309	—	—	309
Other long-term assets	—	—	140	—	140
Accounts payable	—	—	—	(803)	(803)
Accrued liabilities	—	—	—	(3,064)	(3,064)
Other long-term liabilities (1)	—	(64)	(21)	(1,632)	(1,717)
Long-term debt (2)	—	—	—	(14,694)	(14,694)
	$3,855	$245	$119	$(20,193)	$(15,974)

	2020
Asset (liability)	Financial assets at amortized cost	Fair value through profit or loss	Derivatives used for hedging	Financial liabilities at amortized cost	Total
Cash and cash equivalents	$184	$—	$—	$—	$184
Accounts receivable	2,190	—	—	—	2,190
Investments	—	305	—	—	305
Other long-term assets	555	—	136	—	691
Accounts payable	—	—	—	(667)	(667)
Accrued liabilities	—	—	—	(2,346)	(2,346)
Other long-term liabilities (1)	—	(52)	(108)	(1,762)	(1,922)
Long-term debt (2)	—	—	—	(21,453)	(21,453)
	$2,929	$253	$28	$(26,228)	$(23,018)
(1)Includes $1,584 million of lease liabilities (December 31, 2020 – $1,690 million) and $48 million of deferred purchase consideration payable over the next two years (December 31, 2020 – $72 million).
(2)Includes the current portion of long-term debt.
The fair values of the Company’s investments, recurring other long-term assets (liabilities) and fixed rate long-term debt are outlined below:

	2021
	Carrying amount	Fair value
Asset (liability) (1) (2)		Level 1	Level 2	Level 3 (4)
Investments (3)	$309	$309	$—	$—
Other long-term assets	$140	$—	$140	$—
Other long-term liabilities	$(133)	$—	$(85)	$(48)
Fixed rate long-term debt (6) (7)	$(13,554)	$(15,420)	$—	$—

	2020
	Carrying amount	Fair value
Asset (liability) (1) (2)		Level 1	Level 2	Level 3 (4) (5)
Investments (3)	$305	$305	$—	$—
Other long-term assets	$691	$—	$136	$555
Other long-term liabilities	$(232)	$—	$(160)	$(72)
Fixed rate long-term debt (6) (7)	$(14,254)	$(16,598)	$—	$—
(1)Excludes financial assets and liabilities where the carrying amount approximates fair value due to the short-term nature of the asset or liability (cash and cash equivalents, accounts receivable, accounts payable and accrued liabilities, and purchase consideration payable).
(2)There were no transfers between Level 1, 2 and 3 financial instruments.
(3)The fair values of the investments are based on quoted market prices.
(4)The fair value of the deferred purchase consideration included in other long-term liabilities is based on the present value of future cash payments.
(5)The fair value of NWRP subordinated debt was based on the present value of future cash receipts.
(6)The fair value of fixed rate long-term debt has been determined based on quoted market prices.
(7)Includes the current portion of fixed rate long-term debt.

Schedule of financial liabilities
The carrying amounts of the Company’s financial instruments by category were as follows:

	2021
Asset (liability)	Financial assets at amortized cost	Fair value through profit or loss	Derivatives used for hedging	Financial liabilities at amortized cost	Total
Cash and cash equivalents	$744	$—	$—	$—	$744
Accounts receivable	3,111	—	—	—	3,111
Investments	—	309	—	—	309
Other long-term assets	—	—	140	—	140
Accounts payable	—	—	—	(803)	(803)
Accrued liabilities	—	—	—	(3,064)	(3,064)
Other long-term liabilities (1)	—	(64)	(21)	(1,632)	(1,717)
Long-term debt (2)	—	—	—	(14,694)	(14,694)
	$3,855	$245	$119	$(20,193)	$(15,974)

	2020
Asset (liability)	Financial assets at amortized cost	Fair value through profit or loss	Derivatives used for hedging	Financial liabilities at amortized cost	Total
Cash and cash equivalents	$184	$—	$—	$—	$184
Accounts receivable	2,190	—	—	—	2,190
Investments	—	305	—	—	305
Other long-term assets	555	—	136	—	691
Accounts payable	—	—	—	(667)	(667)
Accrued liabilities	—	—	—	(2,346)	(2,346)
Other long-term liabilities (1)	—	(52)	(108)	(1,762)	(1,922)
Long-term debt (2)	—	—	—	(21,453)	(21,453)
	$2,929	$253	$28	$(26,228)	$(23,018)
(1)Includes $1,584 million of lease liabilities (December 31, 2020 – $1,690 million) and $48 million of deferred purchase consideration payable over the next two years (December 31, 2020 – $72 million).
(2)Includes the current portion of long-term debt.
The fair values of the Company’s investments, recurring other long-term assets (liabilities) and fixed rate long-term debt are outlined below:

	2021
	Carrying amount	Fair value
Asset (liability) (1) (2)		Level 1	Level 2	Level 3 (4)
Investments (3)	$309	$309	$—	$—
Other long-term assets	$140	$—	$140	$—
Other long-term liabilities	$(133)	$—	$(85)	$(48)
Fixed rate long-term debt (6) (7)	$(13,554)	$(15,420)	$—	$—

	2020
	Carrying amount	Fair value
Asset (liability) (1) (2)		Level 1	Level 2	Level 3 (4) (5)
Investments (3)	$305	$305	$—	$—
Other long-term assets	$691	$—	$136	$555
Other long-term liabilities	$(232)	$—	$(160)	$(72)
Fixed rate long-term debt (6) (7)	$(14,254)	$(16,598)	$—	$—
(1)Excludes financial assets and liabilities where the carrying amount approximates fair value due to the short-term nature of the asset or liability (cash and cash equivalents, accounts receivable, accounts payable and accrued liabilities, and purchase consideration payable).
(2)There were no transfers between Level 1, 2 and 3 financial instruments.
(3)The fair values of the investments are based on quoted market prices.
(4)The fair value of the deferred purchase consideration included in other long-term liabilities is based on the present value of future cash payments.
(5)The fair value of NWRP subordinated debt was based on the present value of future cash receipts.
(6)The fair value of fixed rate long-term debt has been determined based on quoted market prices.
(7)Includes the current portion of fixed rate long-term debt.

Schedule of information about financial instruments
The following provides a summary of the carrying amounts of derivative financial instruments held and a reconciliation to the Company’s consolidated balance sheets.

Asset (liability)	2021	2020
Derivatives held for trading
Natural gas (1)	$(41)	$(45)
Crude oil (1)	(10)	—
Foreign currency forward contracts	(13)	(7)
Cash flow hedges
Foreign currency forward contracts	(21)	(108)
Cross currency swaps	140	136
	$55	$(24)

Included within:
Current portion of other long-term assets	$5	$5
Current portion of other long-term liabilities	(72)	(131)
Other long-term assets	135	131
Other long-term liabilities	(13)	(29)
	$55	$(24)
(1) Commodity financial instruments acquired from Storm and Painted Pony in 2021 and 2020, respectively.
The changes in estimated fair values of derivative financial instruments included in the risk management asset (liability) were recognized in the financial statements as follows:

Asset (liability)	2021	2020
Balance – beginning of year	$(24)	$178
Net change in fair value of outstanding derivative financial instruments recognized in:
Risk management activities (1)	(12)	(32)
Foreign exchange	82	(168)
Other comprehensive income (loss)	9	(2)
Balance – end of year	55	(24)
Less: current portion	(67)	(126)
	$122	$102
(1) Includes the fair value movement of commodity financial instruments included in acquisitions (note 7).
Net loss (gain) from risk management activities for the years ended December 31, were as follows:

	2021	2020	2019
Net realized risk management loss	$17	$32	$64
Net unrealized risk management loss (gain)	19	(39)	13
	$36	$(7)	$77

Schedule of derivative financial instruments
At December 31, 2021 the Company had the following cross currency swap contract outstanding:

	Remaining term			Amount	Exchange rate (US$/C$)	Interest rate (US$)	Interest rate (C$)
Cross Currency Swap	Jan 2022	–	Mar 2038	US$550	1.170	6.25%	5.76%

Disclosure of financial instrument sensitivities
The following table summarizes the annualized sensitivities of the Company’s 2021 net earnings and other comprehensive income to changes in the fair value of financial instruments outstanding as at December 31, 2021, resulting from changes in the specified variable, with all other variables held constant. These sensitivities are prepared on a different basis than those sensitivities disclosed in the Company’s other continuous disclosure documents, are limited to the impact of changes in a specified variable applied to financial instruments only and do not represent the impact of a change in the variable on the operating results of the Company taken as a whole. Further, these sensitivities are theoretical, as changes in one variable may contribute to changes in another variable, which may magnify or counteract the sensitivities. In addition, changes in fair value generally cannot be extrapolated because the relationship of a change in an assumption to the change in fair value may not be linear.

	2021 (1)		2020 (1)
	Increase (decrease) to net earnings	Increase (decrease) to other comprehensive income	Increase (decrease) to net earnings	Increase (decrease) to other comprehensive income
Interest rate risk
Increase interest rate 1%	$(13)	$(29)	$(53)	$(17)
Decrease interest rate 1%	$13	$39	$53	$20
Foreign currency exchange rate risk
Weakening of the Canadian dollar by US$0.01	$(116)	$—	$(126)	$—
Strengthening of the Canadian dollar by US$0.01	$114	$—	$123	$—
(1) Based on the Company’s contracted natural gas and crude oil financial instruments at December 31, 2021 and December 31, 2020, a movement of $0.10/MMBtu, $0.10/Mcf or $1.00/bbl would not have a significant impact on net earnings or other comprehensive income.

Schedule of maturity dates for financial liabilities
Scheduled debt repayments are as follows:

Year	Repayment
2022	$1,000
2023	$2,906
2024	$1,133
2025	$1,518
2026	$600
Thereafter	$7,624
The maturity dates of the Company’s financial liabilities were as follows:

	Less than 1 year	1 to less than 2 years	2 to less than 5 years	Thereafter
Accounts payable	$803	$—	$—	$—
Accrued liabilities	$3,064	$—	$—	$—
Long-term debt (1)	$1,000	$2,906	$3,251	$7,624
Other long-term liabilities (2)	$282	$181	$430	$824
Interest and other financing expense (3)	$650	$583	$1,503	$3,971
(1)Long-term debt represents principal repayments only and does not reflect interest, original issue discounts and premiums or transaction costs.
(2)Lease payments included within other long-term liabilities reflect principal payments only and are as follows; less than one year, $185 million; one to less than two years, $149 million; two to less than five years, $426 million; and thereafter, $824 million.
(3)Includes interest and other financing expense on long-term debt and other long-term liabilities. Payments were estimated based upon applicable interest and foreign exchange rates at December 31, 2021.